INCOME TAX (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Current:
Federal
Deferred taxes (benefit):
Federal	(27,000)	(90,000)
State	(32,000)	(47,000)
Income tax provision (benefit)	$ (59,000)	$ (137,000)